Stockholders' Deficit (Details) - Share-based Payment Arrangement, Option, Exercise Price Range - $ / shares		9 Months Ended	12 Months Ended
	Dec. 14, 2020	Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.03
Number of options outstanding (in Shares)		18,386,211	13,453,879		67,879		67,879
Weighted average remaining contractual life		9 years 3 months 25 days	9 years 5 months 1 day
Weighted average exercise price of outstanding options		$ 0.2	$ 0.03	[1]	$ 0.03	[1]	$ 0.03	[1]
Number of options exercisable (in Shares)		5,052,000	11,303,879	[2]
Weighted average exercise price of exercisable options		$ 0.1	$ 0.03	[1]
Option Exercise $0.03 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price			$ 0.03
Number of options outstanding (in Shares)			13,453,879
Weighted average remaining contractual life			9 years 5 months 1 day
Weighted average exercise price of outstanding options			$ 0.03
Number of options exercisable (in Shares)			11,303,879
Weighted average exercise price of exercisable options			$ 0.03

[1]	On December 14, 2020, the Company reset the exercise price of all the options then outstanding options to $0.03 per share. This included 150,000 options previously priced at $0.04 per share; 7,450,000 options previously priced at $0.05 per share; 1,000,000 options previously priced at $0.06 per share; and 67,879 options previously prices at $21.40 per share. The Company valued these options as of December 14, 2020, at the original exercise price and at the new price of $0.03 per share and charged the increase in value in the amount of $4,113 to operations during the year ended December 31, 2020. The exercise prices of all options are shown at the restated price of $0.03 per share.
[2]	On December 28, 2020, the Company accelerated the vesting of certain of its options issued to board members, management, and consultants, resulting in a charge to operations in the amount of $164,647 during the year ended December 31, 2020.